Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense
We recorded the following tax provisions as part of other expense in the consolidated statements of operations (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Tax expense recorded by:
MPG Office Trust, Inc.	$2,661	$—	$—
TRS entities	71	1,892	1,078
	$2,732	$1,892	$1,078

Summary of Operating Loss Carryforwards
MPG Office Trust, Inc. and certain of our TRS entities had the following NOL carryforwards (in millions, except years):

	Earliest Expiration Year	December 31, 2012	December 31, 2011
Federal:
MPG Office Trust, Inc.	2028	$715	$842
TRS entities (1) (2)	2027	130	209
		$845	$1,051
State:
MPG Office Trust, Inc.	2017	$827	$909
TRS entities (1) (2)	2014	62	108
		$889	$1,017
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(1)
While we are still determining what business activities will be conducted at our TRS entities in the future, it is not likely that we will utilize any of the December 31, 2012 NOL carryforwards at these entities.

(2)	Subsequent to December 31, 2012, we liquidated one of our TRS entities. See Note 21 “Subsequent Events.”

Schedule of Deferred Tax Assets and Liabilities
The following table summarizes the net deferred tax assets associated with our NOL carryforwards and other tax credits for MPG Office Trust, Inc. and our TRS entities (in thousands):

	December 31, 2012	December 31, 2011
Net operating losses – federal	$295,750	$367,840
Net operating losses – state	78,588	90,234
Capital losses – federal	1,788	—
Federal AMT credit	2,738	216
California enterprise zone credits (1)	265	736
Gross deferred tax assets	379,129	459,026
Valuation allowance	(379,129)	(459,026)
Net deferred tax assets	$—	$—
_________

(1)	The California enterprise zone credits may be carried forward until fully exhausted and do not expire.